REVENUE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
REVENUE INFORMATION
Schedule of net revenues

	For the Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Electric scooter sales	2,853,895,423	2,358,658,368	2,960,507,972
Accessory and spare parts sales	242,296,734	197,634,073	241,680,284
Service revenues	72,405,177	95,465,205	86,108,088
Revenues	3,168,597,334	2,651,757,646	3,288,296,344

Schedule of the group's revenue based on geographic areas

	For the Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
The mainland China	2,583,843,616	2,247,593,239	2,845,174,856
Europe	343,157,877	151,521,237	172,195,656
Others	241,595,841	252,643,170	270,925,832
Revenues	3,168,597,334	2,651,757,646	3,288,296,344